As Filed with the Securities and Exchange Commission on September 27, 2011

REGISTRATION NO. 333-83362
811-05846

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 32

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 122

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Name of Depositor)

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (781) 237-6030

Sandra M. DaDalt, Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 1335
Wellesley Hills, Massachusetts 02481
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☑ on September 30, 2011 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

This Amendment No. 32 to the Registration Statement on Form N-4 (the “Registration Statement”) (File Nos. 333-83362, 811-05846) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to add a supplement to the prospectus filed with Post-Effective Amendment No. 31 to the Registration Statement, which was filed on April 27, 2011. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment No. 31 to the Registration Statement.

PART A

SUPPLEMENT DATED SEPTEMBER 30, 2011

TO PROSPECTUSES DATED APRIL 29, 2011
FOR SUN LIFE FINANCIAL MASTERS CHOICE, SUN LIFE FINANCIAL MASTERS EXTRA,
AND SUN LIFE FINANCIAL MASTERS FLEX

ISSUED BY SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

This supplement updates the above-referenced prospectuses (each a “Prospectus”) to reflect changes in the variable investment options available under the flexible payment deferred annuity contracts and certificates (collectively, “Contracts”) described in the Prospectuses. Please read this supplement carefully and keep it with your Prospectus for future reference.

Effective October 31, 2011, Sun Life Assurance Company of Canada (U.S.) is adding the following new variable investment options under the Contracts. The list of the available investment options appearing on the first page, and under the section entitled “VARIABLE ACCOUNT OPTIONS: THE FUNDS,” of your Prospectus is revised accordingly. Please consult with your registered representative to obtain prospectuses with more detailed information about these investment options.  You should read those prospectuses, as well as your Prospectus, carefully before you invest, and keep them for future reference.

Large-Cap Equity Funds	Asset Allocation Funds
JPMorgan Insurance Trust U.S. Equity Portfolio, Class 2	PIMCO All Asset Portfolio, Administrative Class
MFS® Growth Portfolio, Service Class	Putnam VT Absolute Return 500 Fund, Class IB
Putnam VT Equity Income Fund, Class IB	Global Bond Fund
Universal Institutional Funds, Inc. - Growth Portfolio, Class II	Templeton Global Bond Securities Fund, Class 4
Small -Mid-Cap Equity Funds	Intermediate Term Bond Funds
AllianceBernstein Small/Mid Cap Value Portfolio, Class B	JPMorgan Insurance Trust Core Bond Portfolio, Class 2
International/Global Equity Funds	MFS® Research Bond Series, Service Class
Invesco V.I. International Growth Fund, Series II
PIMCO EqS Pathfinder Portfolio, Advisor Class

In addition, the section entitled “VARIABLE ACCOUNT OPTIONS: THE FUNDS” is revised to incorporate the following investment management disclosures:

AllianceBernstein L.P. advises the AllianceBernstein Portfolio. Franklin Advisers, Inc. advises the Templeton Fund. Invesco Advisers, Inc. advises the Invesco Fund. J.P. Morgan Investment Management Inc. advises the JPMorgan Portfolios. Massachusetts Financial Services Company, our affiliate, advises the MFS® Series. Morgan Stanley Investment Management Inc. advises The Universal Institutional Funds, Inc. Portfolio. Pacific Investment Management Company LLC advises the PIMCO Portfolios; PIMCO All Asset Portfolio (sub-advised by Research Affiliates, LLC). Putnam Investment Management, LLC advises the Putnam Funds.

On October 31, 2011, the lists Designated Funds for all optional living benefits in each prospectus will be deleted and replaced by the following:

For Contracts participating in SIR with a 7% bonus, the only Funds, dollar-cost averaging program options, and asset allocation models that currently qualify as Designated Funds are as follows:

Asset Allocation Models	Funds
Build Your Own Portfolio	AllianceBernstein Dynamic Asset Allocation Portfolio, Class B
Blended Model	MFS® Global Tactical Allocation Portfolio, Service Class
PIMCO All Asset Portfolio, Administrative Class
Dollar-Cost Averaging Program Options	PIMCO Global Multi-Asset Portfolio, Advisor Class
6-Month DCA Guarantee Option	Putnam VT Absolute Return 500 Fund, Class IB
12-Month DCA Guarantee Option	SCSM Ibbotson Balanced Fund, Service Class
SCSM Ibbotson Conservative Fund, Service Class

For all other Contracts participating in a living benefit including SIR with a 6% bonus, the only Funds, dollar-cost averaging programs, and asset allocation models that are deemed to be Designated Funds are:

Asset Allocation Models	Funds (continued)
90/10 Masters Model1	Fidelity® Variable Insurance Products Fund IV - Freedom 2015
80/20 Masters Model2	Portfolio, Service Class 2
Build Your Own Portfolio	Fidelity® Variable Insurance Products Fund IV - Freedom 2020
Blended Model	Portfolio, Service Class 2
Fidelity® Variable Insurance Products III - Balanced Portfolio,
Dollar-Cost Averaging Program Options	Service Class 2
6-Month DCA Guarantee Option	MFS® Total Return Portfolio, Service Class
12-Month DCA Guarantee Option	PIMCO Global Multi-Asset Portfolio, Advisor Class
AllianceBernstein Balanced Wealth Strategy Fund, Class B
Funds	AllianceBernstein Dynamic Asset Allocation Portfolio, Class B
SCSM Ibbotson Growth Fund, Service Class	Invesco Van Kampen V.I. Equity and Income Portfolio, Series II
SCSM Ibbotson Balanced Fund, Service Class	BlackRock Global Allocation V.I. Fund, Class III
SCSM Ibbotson Conservative Fund, Service Class	MFS® Global Tactical Allocation Portfolio, Service Class
Huntington VA Balanced Fund3	PIMCO All Asset Portfolio, Administrative Class
Putnam VT Absolute Return 500 Fund, Class IB
1 Not available to Contracts purchased on or after February 17, 2009.
2 Not available for investment to Contracts purchased on or after August 17, 2009.
3 Only available for investment to Contracts purchased through a Huntington Bank representative.

On October 31, 2011, the following replaces the appendix to your Prospectus that describes the “Build Your Own Portfolio” program:

BUILD YOUR OWN PORTFOLIO

This Appendix sets forth the Funds and percentage limits that constitute the “build your own portfolio” program. This program is more fully described under “BUILD YOUR OWN PORTFOLIO” in the Prospectus. Briefly, if you comply with this program, the portfolio you build will satisfy the Designated Funds requirement under certain optional living benefit riders. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the living benefit will be cancelled. For Contracts with the Sun Income Riser with 7% bonus, the following is the Build Your Own Portfolio model that applies to your Contract.

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%
Sun Capital Investment Grade Bond Fund®	AllianceBernstein Dynamic Asset Allocation Portfolio	AllianceBernstein Balanced Wealth Strategy Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
MFS® Government Securities Portfolio	PIMCO Global Multi-Asset Portfolio	Fidelity® Variable Insurance Products III - Balanced Portfolio	MFS® Value Portfolio	SCSM BlackRock Small Cap Index Fund	PIMCO Emerging Markets Bond Portfolio
MFS® Bond Portfolio	MFS® Global Tactical Allocation Portfolio	Franklin Income Securities Fund	Invesco Van Kampen V.I. Comstock Fund	Oppenheimer Capital Appreciation Fund/VA	Sun Capital Global Real Estate Fund
Huntington VA Mortgage Securities Fund1	SCSM Ibbotson Balanced Fund	MFS® Total Return Portfolio	Mutual Shares Securities Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
Sun Capital Money Market Fund®	SCSM Ibbotson Conservative Fund	Invesco Van Kampen V.I. Equity and Income Fund	MFS® Utilities Portfolio	MFS® International Value Portfolio	MFS® Emerging Markets Equity Portfolio
SCSM Goldman Sachs Short Duration Fund	PIMCO All Asset Portfolio	Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio	MFS® Core Equity Portfolio	MFS® Research International Portfolio	SCSM PIMCO High Yield Fund
SCSM PIMCO Total Return Fund	Putnam VT Absolute Return 500 Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio	SCSM Davis Venture Value Fund	Templeton Growth Securities Fund	Lazard Retirement Emerging Markets Equity Portfolio
SCSM BlackRock Inflation Protected Bond Fund		SCSM Ibbotson Growth Fund	Huntington VA Dividend Capture Fund1	First Eagle Overseas Variable Fund	Huntington VA Rotating Markets Fund1
Wells Fargo Variable Trust - VT Total Return Bond Fund		BlackRock Global Allocation V.I. Fund	Huntington VA Income Equity Fund1	Oppenheimer Global Securities Fund/VA	Huntington VA Real Strategies Fund1
JPMorgan Insurance Trust Core Bond Portfolio		Huntington VA Balanced Fund1	SCSM Lord Abbett Growth & Income Fund	Columbia Variable Portfolio - Marsico International Opportunities Fund	Templeton Global Bond Securities Fund

Fixed Income Funds	Core Retirement Strategies Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 50%	40% to 60%	10% to 30%	0% to 20%	0% to 20%	0% to 10%
MFS® Research Bond Series			SCSM Goldman Sachs Mid Cap Value Fund	Fidelity® Variable Insurance Products III - Mid Cap Portfolio
			SCSM BlackRock Large Cap Index Fund	MFS® International Growth Portfolio
			JPMorgan Insurance Trust U.S. Equity Portfolio	SCSM WMC Large Cap Growth Fund
			Putnam VT Equity Income Fund	Columbia Variable Portfolio - Marsico Growth Fund
Columbia Variable Portfolio - Marsico 21st Century Fund
Huntington VA Growth Fund1
Huntington VA Macro 100 Fund1
Huntington VA Mid Corp America Fund1
Huntington VA New Economy Fund1
Huntington VA International Equity Fund1
Huntington VA Situs Fund1
SCSM WMC Blue Chip Mid Cap Fund
Universal Institutional Funds Inc. - Mid Cap Growth Portfolio
Invesco Van Kampen V.I. Mid Cap Value Fund
AllianceBernstein International Growth Portfolio
Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio
SCSM AllianceBernstein International Value Fund
SCSM Columbia Small Cap Value Fund
SCSM Invesco Small Cap Growth Fund
SCSM BlackRock International Index Fund
AllianceBernstein Small/Mid Cap Value Portfolio
Invesco V.I. International Growth Fund
PIMCO EqS Pathfinder Portfolio
MFS® Growth Portfolio
Universal Institutional Funds Inc. - Growth Portfolio

1 Only available if you purchased your Contract through a Huntington Bank representative.

For all Contracts purchased on or after August 17, 2009, and before February 8, 2010, including Contracts with SIR with a 6% bonus, the following is the Build Your Own Portfolio model that applies to your Contract. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the living benefit will be cancelled.

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 80%	20% to 70%	0% to 50%	0% to 30%	0% to 10%
Sun Capital Investment Grade Bond Fund®	AllianceBernstein Balanced Wealth Strategy Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
MFS® Government Securities Portfolio	Fidelity® Variable Insurance Products III - Balanced Portfolio	MFS® Value Portfolio	SCSM BlackRock Small Cap Index Fund	PIMCO Emerging Markets Bond Portfolio
MFS® Bond Portfolio	Franklin Income Securities Fund	Invesco Van Kampen V.I. Comstock Fund	Oppenheimer Capital Appreciation Fund/VA	Sun Capital Global Real Estate Fund
Huntington VA Mortgage Securities Fund1	MFS® Total Return Portfolio	Mutual Shares Securities Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
Sun Capital Money Market Fund®	Invesco Van Kampen V.I. Equity and Income Fund	MFS® Utilities Portfolio	MFS® International Value Portfolio	MFS® Emerging Markets Equity Portfolio
SCSM Goldman Sachs Short Duration Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio	MFS® Core Equity Portfolio	MFS® Research International Portfolio	SCSM PIMCO High Yield Fund
SCSM PIMCO Total Return Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio	SCSM Davis Venture Value Fund	Templeton Growth Securities Fund	Lazard Retirement Emerging Markets Equity Portfolio
SCSM BlackRock Inflation Protected Bond Fund	SCSM Ibbotson Balanced Fund	Huntington VA Dividend Capture Fund1	First Eagle Overseas Variable Fund	Huntington VA Rotating Markets Fund1
Wells Fargo Variable Trust - VT Total Return Bond Fund	SCSM Ibbotson Conservative Fund	Huntington VA Income Equity Fund1	Oppenheimer Global Securities Fund/VA	Huntington VA Real Strategies Fund1
JPMorgan Insurance Trust Core Bond Portfolio	SCSM Ibbotson Growth Fund	SCSM Lord Abbett Growth & Income Fund	Columbia Variable Portfolio - Marsico International Opportunities Fund	PIMCO All Asset Portfolio
MFS® Research Bond Series	BlackRock Global Allocation V.I. Fund	SCSM Goldman Sachs Mid Cap Value Fund	Fidelity® Variable Insurance Products III - Mid Cap Portfolio	Templeton Global Bond Securities Fund
	Huntington VA Balanced Fund1	SCSM BlackRock Large Cap Index Fund	MFS® International Growth Portfolio
	PIMCO Global Multi-Asset Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	SCSM WMC Large Cap Growth Fund
	MFS® Global Tactical Allocation Portfolio	Putnam VT Equity Income Fund	Columbia Variable Portfolio - Marsico Growth Fund
	AllianceBernstein Dynamic Asset Allocation Portfolio		Columbia Variable Portfolio - Marsico 21st Century Fund
	Putnam VT Absolute Return 500 Fund		Huntington VA Growth Fund1
Huntington VA Macro 100 Fund1
Huntington VA Mid Corp America Fund1
Huntington VA New Economy Fund1
Huntington VA International Equity Fund1
Huntington VA Situs Fund1
SCSM WMC Blue Chip Mid Cap Fund
Universal Institutional Funds Inc. - Mid Cap Growth Portfolio
Invesco Van Kampen V.I. Mid Cap Value Fund
AllianceBernstein International Growth Portfolio
Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio
SCSM AllianceBernstein International Value Fund
SCSM Columbia Small Cap Value Fund
SCSM Invesco Small Cap Growth Fund

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 80%	20% to 70%	0% to 50%	0% to 30%	0% to 10%
SCSM BlackRock International Index Fund
AllianceBernstein Small/Mid Cap Value Portfolio
Invesco V.I. International Growth Fund
PIMCO EqS Pathfinder Portfolio
MFS® Growth Portfolio
Universal Institutional Funds Inc. - Growth Portfolio

1 Only available if you purchased your Contract through a Huntington Bank representative.

For Contracts purchased after February 16, 2009, and prior to August 17, 2009, the following is the Build Your Own Portfolio model that applies to your Contract. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the living benefit will be cancelled.

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 80%	0% to 70%	0% to 70%	0% to 30%	0% to 10%
Sun Capital Investment Grade Bond Fund®	AllianceBernstein Balanced Wealth Strategy Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
MFS® Government Securities Portfolio	Fidelity® Variable Insurance Products III - Balanced Portfolio	MFS® Value Portfolio	SCSM BlackRock Small Cap Index Fund	PIMCO Emerging Markets Bond Portfolio
MFS® Bond Portfolio	Franklin Income Securities Fund	Invesco Van Kampen V.I. Comstock Fund	Oppenheimer Capital Appreciation Fund/VA	Sun Capital Global Real Estate Fund
Huntington VA Mortgage Securities Fund1	MFS® Total Return Portfolio	Mutual Shares Securities Fund	Lord Abbett Series Fund - Growth Opportunities Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
Sun Capital Money Market Fund®	Oppenheimer Balanced Fund/VA	MFS® Utilities Portfolio	MFS® International Value Portfolio	MFS® Emerging Markets Equity Portfolio
SCSM Goldman Sachs Short Duration Fund	Invesco Van Kampen V.I. Equity and Income Fund	MFS® Core Equity Portfolio	MFS® Research International Portfolio	SCSM PIMCO High Yield Fund
SCSM PIMCO Total Return Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio	SCSM Davis Venture Value Fund	Templeton Growth Securities Fund	Lazard Retirement Emerging Markets Equity Portfolio
SCSM BlackRock Inflation Protected Bond Fund	Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio	Huntington VA Dividend Capture Fund1	First Eagle Overseas Variable Fund	Huntington VA Rotating Markets Fund1
Wells Fargo Variable Trust - VT Total Return Bond Fund	SCSM Ibbotson Balanced Fund	Huntington VA Income Equity Fund1	Oppenheimer Global Securities Fund/VA	Huntington VA Real Strategies Fund1
JPMorgan Insurance Trust Core Bond Portfolio	SCSM Ibbotson Conservative Fund	SCSM Lord Abbett Growth & Income Fund	Columbia Variable Portfolio - Marsico International Opportunities Fund	PIMCO All Asset Portfolio
MFS® Research Bond Series	SCSM Ibbotson Growth Fund	SCSM Goldman Sachs Mid Cap Value Fund	Fidelity® Variable Insurance Products III - Mid Cap Portfolio	Templeton Global Bond Securities Fund
	BlackRock Global Allocation V.I. Fund	SCSM BlackRock Large Cap Index Fund	MFS® International Growth Portfolio
	Huntington VA Balanced Fund1	JPMorgan Insurance Trust U.S. Equity Portfolio	SCSM WMC Large Cap Growth Fund
	PIMCO Global Multi-Asset Portfolio	Putnam VT Equity Income Fund	Columbia Variable Portfolio - Marsico Growth Fund
	MFS® Global Tactical Allocation Portfolio		Columbia Variable Portfolio - Marsico 21st Century Fund
	AllianceBernstein Dynamic Asset Allocation Portfolio		Huntington VA Growth Fund1
	Putnam VT Absolute Return 500 Fund		Huntington VA Macro 100 Fund1
Huntington VA Mid Corp America Fund1
Huntington VA New Economy Fund1
Huntington VA International Equity Fund1
Huntington VA Situs Fund1
SCSM WMC Blue Chip Mid Cap Fund
Universal Institutional Funds Inc. - Mid Cap Growth Portfolio
Invesco Van Kampen V.I. Mid Cap Value Fund
AllianceBernstein International Growth Portfolio
Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio
SCSM AllianceBernstein International Value Fund
SCSM Columbia Small Cap Value Fund
SCSM Invesco Small Cap Growth Fund

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
30% to 80%	0% to 70%	0% to 70%	0% to 30%	0% to 10%
SCSM BlackRock International Index Fund
AllianceBernstein Small/Mid Cap Value Portfolio
Invesco V.I. International Growth Fund
PIMCO EqS Pathfinder Portfolio
MFS® Growth Portfolio
Universal Institutional Funds Inc. - Growth Portfolio

1 Only available if you purchased your Contract through a Huntington Bank representative.

For Contracts purchased prior to February 17, 2009, the following is the Build Your Own Portfolio model that applies to your Contract. If you do not comply with the allocation percentage limits in effect under your Contract, your selection of the Build Your Own Portfolio model will not qualify as a Designated Fund and your participation in the living benefit will be cancelled.

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
25% to 80%	0% to 75%	0% to 75%	0% to 30%	0% to 10%
PIMCO Total Return Portfolio7	AllianceBernstein Balanced Wealth Strategy Portfolio8	Lord Abbett Series Fund - Fundamental Equity Portfolio	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
Sun Capital Investment Grade Bond Fund®	Fidelity® Variable Insurance Products III - Balanced Portfolio	MFS® Value Portfolio	SCSM BlackRock Small Cap Index Fund	MFS® High Yield Portfolio6
MFS® Government Securities Portfolio	Franklin Income Securities Fund	Invesco Van Kampen V.I. Comstock Fund	MFS® Growth Portfolio	PIMCO Emerging Markets Bond Portfolio
MFS® Bond Portfolio	Franklin Templeton Founding Funds Allocation Fund8	Mutual Shares Securities Fund	Oppenheimer Capital Appreciation Fund/VA	Sun Capital Global Real Estate Fund
PIMCO Real Return Portfolio7	MFS® Total Return Portfolio	MFS® Utilities Portfolio	Lord Abbett Series Fund - Growth Opportunities Portfolio	PIMCO CommodityRealReturn® Strategy Portfolio
Huntington VA Mortgage Securities Fund5	Oppenheimer Balanced Fund/VA	MFS® Blended Research® Core Equity Portfolio2	Oppenheimer Main Street Small- & Mid-Cap Fund/VA2	Templeton Developing Markets Securities Fund6
MFS® Money Market Portfolio6,8	Invesco Van Kampen V.I. Equity and Income Fund8	MFS® Global Research Portfolio2	MFS® New Discovery Portfolio2	MFS® Emerging Markets Equity Portfolio
Sun Capital Money Market Fund®	Fidelity® Variable Insurance Products Fund IV - Freedom 2010 Portfolio7	MFS® Core Equity Portfolio	MFS® Mass Investors Growth Stock Portfolio2	MFS® Strategic Income Portfolio1
SCSM Goldman Sachs Short Duration Fund8	Fidelity® Variable Insurance Products Fund IV - Freedom 2015 Portfolio	SCSM Davis Venture Value Fund	MFS® International Value Portfolio	SCSM PIMCO High Yield Fund8
SCSM PIMCO Total Return Fund8	Fidelity® Variable Insurance Products Fund IV - Freedom 2020 Portfolio	Oppenheimer Main St. Fund®/VA7	Templeton Foreign Securities Fund6	Lazard Retirement Emerging Markets Equity Portfolio8
SCSM BlackRock Inflation Protected Bond Fund8	SCSM Ibbotson Balanced Fund8	Huntington VA Dividend Capture Fund5	MFS® Research International Portfolio	Huntington VA Rotating Markets Fund5
Wells Fargo Variable Trust - VT Total Return Bond Fund8	SCSM Ibbotson Conservative Fund8	Huntington VA Income Equity Fund5	Templeton Growth Securities Fund	Huntington VA Real Strategies Fund5
JPMorgan Insurance Trust Core Bond Portfolio8	SCSM Ibbotson Growth Fund8	SCSM Lord Abbett Growth & Income Fund8	First Eagle Overseas Variable Fund	PIMCO All Asset Portfolio
MFS® Research Bond Series8	BlackRock Global Allocation V.I. Fund8	SCSM Goldman Sachs Mid Cap Value Fund8	Oppenheimer Global Securities Fund/VA	Templeton Global Bond Securities Fund8
	Huntington VA Balanced Fund5	SCSM BlackRock Large Cap Index Fund	Columbia Variable Portfolio - Marsico International Opportunities Fund
	PIMCO Global Multi-Asset Portfolio8	JPMorgan Insurance Trust U.S. Equity Portfolio8	Fidelity® Variable Insurance Products III - Mid Cap Portfolio
	MFS® Global Tactical Allocation Portfolio8	Putnam VT Equity Income Fund8	Wanger USA3
	AllianceBernstein Dynamic Asset Allocation Portfolio8		Wanger Select3
	Putnam VT Absolute Return 500 Fund8		Columbia Variable Portfolio - Small Cap Value Fund3
MFS® International Growth Portfolio
SCSM WMC Large Cap Growth Fund
Columbia Variable Portfolio - Marsico Growth Fund4
Columbia Variable Portfolio - Marsico 21st Century Fund4
MFS® Mid Cap Growth Portfolio1
MFS® Global Growth Portfolio1
Huntington VA Growth Fund5
Huntington VA Macro 100 Fund5
Huntington VA Mid Corp America Fund5
Huntington VA New Economy Fund5
Huntington VA International Equity Fund5

Fixed Income Funds	Asset Allocation Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
25% to 80%	0% to 75%	0% to 75%	0% to 30%	0% to 10%
Huntington VA Situs Fund5
SCSM WMC Blue Chip Mid Cap Fund8
Universal Institutional Funds Inc. - Mid Cap Growth Portfolio8
Invesco Van Kampen V.I. Mid Cap Value Fund8
AllianceBernstein International Growth Portfolio8
AllianceBernstein International Value Portfolio7, 8
Fidelity® Variable Insurance Products Fund II - Contrafund® Portfolio8
SCSM AllianceBernstein International Value Fund8
SCSM Columbia Small Cap Value Fund8
SCSM Invesco Small Cap Growth Fund8
SCSM BlackRock International Index Fund8
AllianceBernstein Small/Mid Cap Value Portfolio8
Invesco V.I. International Growth Fund8
PIMCO EqS Pathfinder Portfolio8
Universal Institutional Funds Inc. - Growth Portfolio8

1   Only available if you purchased your Contract before February 2, 2004.
2   Only available if you purchased your Contract before March 5, 2007.
3   Only available if you purchased your Contract through a Bank of America representative before April 22, 2007.
4
Only B Class shares available if you purchased your Contract on or after March 5, 2007. Only A Class shares available if you purchased your Contract through a Bank of America representative before March 5, 2007.

5   Only available if you purchased your Contract through a Huntington Bank representative.
6   Only available if you purchased your Contract before March 10, 2008.
7   Only available if you purchased your Contract before October 20, 2008.
8   Not available for investment if you purchased your Contract through a Bank of America representative between April 25, 2005 and April 20, 2007.

* * * * *

PART C
OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	The following Financial Statements are included in the Registration Statement:

A.
Condensed Financial Information - Accumulation Unit Values (Part A) (Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-4, File No. 333-83362, filed on April 27, 2011)

B.
Financial Statements of the Depositor (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-4, File No. 333-83362, filed on April 27, 2011)

		1.	Report of Independent Registered Public Accounting Firm;
		2.	Consolidated Statements of Income, Years Ended December 31, 2010, 2009 and 2008;
		3.	Consolidated Balance Sheets, December 31, 2010 and 2009;
		4.	Consolidated Statements of Comprehensive Income, Years Ended December 31, 2010, 2009 and 2008;
		5.	Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2010, 2009 and 2008;
		6.	Consolidated Statements of Cash Flows, Years Ended December 31, 2010, 2009 and 2008; and
		7.	Notes to Consolidated Financial Statements.

C.
Financial Statements of the Registrant (Part B) (Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-4, File No. 333-83362, filed on April 27, 2011)

		1.	Report of Independent Registered Public Accounting Firm;
		2.	Statement of Assets and Liabilities, December 31, 2010;
		3.	Statement of Operations, Year Ended December 31, 2010;
		4.	Statements of Changes in Net Assets, Years Ended December 31, 2010 and December 31, 2009; and
		5.	Notes to Financial Statements.

(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)
Resolution of Board of Directors of the Depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-37907, filed on October 14, 1997);

(2)	Not Applicable;

(3)(a)
Marketing Services Agreement between Sun Life Assurance Company of Canada (U.S.), Sun Life of Canada (U.S.) Distributors, Inc. and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(i)
Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83364, filed on or about April 27, 2009);

(3)(b)(ii)
Amendment to Principal Underwriter’s Agreement by and between Sun Life Assurance Company of Canada (U.S.) and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-83364, filed on or about April 27, 2009);

(3)(c)(i)
Sales Operations and General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(c)(ii)
Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(c)(iii)	Registered Representatives Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)(a)	Flexible Payment Combination Fixed/Variable Group Annuity Contract (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83362, filed on February 25, 2002);

(4)(b)	Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83362, filed on February 25, 2002);

(4)(c)	Flexible Payment Combination Fixed/Variable Individual Annuity Contract(Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-83362, filed on February 25, 2002);

(4)(d)	Secured Returns 2 Rider to Certificate filed as Exhibit (4)(b) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-115525, filed on May 14, 2004);

(4)(e)
Secured Returns 2 Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-115525, filed on May 14, 2004);

(4)(f)
Secured Returns for Life Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, File No. 333-83516, filed on August 2, 2005);

(4)(g)
Secured Returns for Life Plus Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 3, 2006);

(4)(h)
Income ON Demand Benefit Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-83516, filed on September 22, 2006);

(4)(i)
Retirement Asset Protector Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-83516, filed on September 22, 2006);

(4)(j)
Retirement Income Escalator Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008);

(4)(k)
Retirement Income Escalator II Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4, File No. 333-83516, filed on July 3, 2008);

(4)(l)
Income ON Demand II Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4, File No. 333-83516, filed on July 3, 2008);

(4)(m)
Income ON Demand II Escalator Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4, File No. 333-83516, filed on July 3, 2008);

(4)(n)
Income ON Demand II Plus Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4, File No. 333-83516, filed on July 3, 2008);

(4)(o)
Income ON Demand III Escalator Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-83362, filed on June 10, 2009);

(4)(p)
Sun Income Riser Rider to Flexible Payment Combination Fixed/Variable Individual Annuity Contract filed as Exhibit (4)(c) (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, File No. 333-83362, filed on June 10, 2009);

(5)(a)
Application to be used with Contract filed as Exhibit 4(a) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333- 74884, filed on February 14, 2002);

(5)(b)
Application to be used with Certificate filed as Exhibit 4(b) and Contract filed as Exhibit 4(c) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-74884, filed on February 14, 2002);

(6)(a)	Certificate of Incorporation of the Depositor (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(6)(b)	By-Laws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to the Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(7)	Not Applicable;

(8)(a)
Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

(8)(b)
Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed on April 26, 1999);

(8)(c)
Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-107983, filed on May 28, 2004);

(8)(d)
Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82957, filed on February 3, 2000);

(8)(e)
Amended and Restated Participation Agreement dated December 18, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 26, 2005);

(8)(f)
Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.). (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed on July 27, 2001);

(8)(g)
Amended and Restated Participation Agreement dated September 1, 2004 by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Funds, and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 26, 2005);

(8)(h)
Participation Agreement dated May 1, 2001 by and among Sun Life Assurance Company of Canada (U.S.), the Depositor, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed on July 27, 2001);

(8)(i)
Participation Agreement dated February 17, 1998 by and among Sun Life Assurance Company of Canada (U.S.), Lord Abbett Series Fund, Inc. and Lord, Abbett & Co. (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(j)
Participation Agreement Among Liberty Variable Investment Trust, Liberty Funds Distributor, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on April 1, 2004);

(8)(k)
Participation Agreement Among SteinRoe Variable Investment Trust, Liberty Funds Distributor, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on April 1, 2004);

(8)(l)
Participation Agreement Among Wanger Advisors Funds, Wanger Asset Management LP and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-114126, filed on April 1, 2004);

(8)(m)
Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, File No. 333-102278, filed on December 31, 2002);

(8)(n)
Participation Agreement Among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(o)
Participation Agreement Among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(8)(p)
Participation Agreement dated February 15, 2005 among Nations Separate Account Trust, BACAP Distributors, LLC, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 26, 2005);

(8)(q)
Participation Agreement by and among Wanger Advisors Trust, Columbia Funds Distributors, Inc., Sun Life Assurance Company of Canada (U.S.), and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 26, 2005);

(8)(r)
Participation Agreement by and among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc., Sun Life Assurance Company of Canada (U.S.), and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 26, 2005);

(8)(s)
Participation Agreement, dated December 3, 2007, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Lazard Asset Management Securities LLC, and Lazard Retirement Series, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008);

(8)(t)
Participation Agreement, dated August 6, 2004, by and among Sun Life Assurance Company of Canada (US), Van Kampen Life Investments Trust, Van Kampen Funds Inc., and Van Kampen Asset Management. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6 of Sun Life of Canada (US) Variable Account I, File No. 333-100831, filed on April 29, 2005);

(8)(u)
Participation Agreement, dated May 1, 2004, by and among Sun Life Assurance Company of Canada (U.S.), The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 of Sun Life of Canada (US) Variable Account G, File No. 333-111688, filed on April 27, 2007);

(8)(v)
Participation Agreement, dated December 3, 2007, by and among Sun Life Assurance Company of Canada (U.S.), The Huntington Funds, Edgewood Services, Inc., and Huntington Asset Advisors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008);

(8)(w)
Participation Agreement, dated May 13, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-111688, filed with the Securities and Exchange Commission on December 30, 2005.)

(8)(x)
Participation Agreement, dated September 30, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, First Eagle Sogen Variable Funds, Inc. and Arnhold and S. Bleichroeder, Inc. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-143353, filed with the Securities and Exchange Commission on May 30, 2007);

(8)(y)
Participation Agreement, dated August 1, 2011, among Putnam Variable Trust, Putnam Retail Management Limited Partnership, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Pre-Effective Amendment No. 2 the Registration Statement of Sun Life (U.S.) Variable Account K on Form N-4, File No. 333-173301, filed on August 10, 2011);

(8)(z)
Participation Agreement, dated August 1, 2011, among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Equity Series VIT, and PIMCO Investments LLC (Incorporated herein by reference to Pre-Effective Amendment No. 2 the Registration Statement of Sun Life (U.S.) Variable Account K on Form N-4, File No. 333-173301, filed on August 10, 2011);

(9)
Opinion of Counsel as to the legality of the securities being registered and Consent to its use (Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, File No. 333-83362, filed on April 27, 2009);

(10)(a)	Consent of Independent Registered Public Accounting Firm;*

(10)(b)	Representation of Counsel pursuant to Rule 485(b);*

(11)	Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 2010, filed on March 29, 2011);

(12)	Not Applicable;

(13)
Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 33-41628, filed on April 29, 1998);

(14)	Not Applicable;

(15)(a)	Powers of Attorney (Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-4, File No. 333-83362, filed on April 27, 2011);

(15)(a)(i)	Power of Attorney for Larry R. Madge;*

(15)(b)
Resolution of the Board of Directors of the depositor dated March 24, 2011, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 27, 2010);

(16)	Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4, File No. 333-83516, filed on April 27, 2011).

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West, SC 114D10 Toronto, Ontario Canada M5H 1J9	Director

Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Counsel and Director

Stephen L. Deschenes Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Retirement Income Solutions and Director

Colm J. Freyne Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario Canada M5H 1J9	Director

Ronald H. Friesen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director

Terrence J. Mullen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director

Westley V. Thompson Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	President, SLF U.S., and Director and Chairman

Kerri R. Ansello Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Counsel and Secretary

Priscilla S. Brown Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Head of U.S. Marketing

David J. Healy Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Sun Life Financial U.S. Operations

Larry R. Madge Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and Chief Financial Officer and Treasurer

Kenneth A. McCullum Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Inforce Management

Stephen C. Peacher Sun Life Assurance Company of Canada 150 King Street West Toronto, ON M5H 1J9	Executive Vice President and Chief Investment Officer

Michael E. Shunney Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, U.S. Distribution

Fred M. Tavan Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Chief Actuary

Janet Whitehouse Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Individual Solutions

Sean N. Woodroffe Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Human Resources

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant.  The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial.

The organization chart of Sun Life Financial is incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4, File No. 333-83516, filed April 27, 2011.

None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS

As of August 31, 2011 there were 8,944 qualified and 6,424 non-qualified contract owners.

Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.) provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, I, and K, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, D, J, and N and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, and Total Return Variable Account.

(b)	Name and Principal	Position and Offices
	Business Address*	with Underwriter
	Michael E. Shunney	President
	Terrance J. Mullen	Director
	Scott M. Davis	Director
	Ronald H. Friesen	Director
	Kerri R. Ansello	Secretary
	Charles D. Subrt	Anti-Money Laundering Compliance Officer
	Kathleen T. Baron	Chief Compliance Officer
	William T. Evers	Assistant Vice President and Senior Counsel
	Jane F. Jette	Financial/Operations Principal and Treasurer
	Michelle Greco	Senior Counsel
	Jie Cheng	Tax Assistant Vice President

*The principal business address of all directors and officers of the principal underwriter is, One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable.

Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)
To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)
To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)
Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 27th day of September, 2011.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ Westley V. Thompson*
Westley V. Thompson
President, SLF U.S.

*By:	/s/ Elizabeth B. Love
Elizabeth B. Love
Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Westley V. Thompson*	President, SLF U.S. and Director	September 27, 2011
Westley V. Thompson	(Principal Executive Officer)

/s/ Larry R. Madge*	Senior Vice President and Chief Financial Officer	September 27, 2011
Larry R. Madge	and Treasurer
(Principal Financial Officer)

/s/ Douglas C. Miller*	Vice President and Controller	September 27, 2011
Douglas C. Miller	(Principal Accounting Officer)

*By: /s/ Elizabeth B. Love	Attorney-in-Fact for:	September 27, 2011
Elizabeth B. Love	Thomas A. Bogart, Director
Scott M. Davis, Director
Stephen L. Deschenes, Director
Colm J. Freyne, Director
Ronald H. Friesen, Director
Terrence J. Mullen, Director

* Elizabeth B. Love has signed this document on the indicated date on behalf of the above Directors for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of the Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4, File No. 333-83516, filed on or about April 27, 2011. Powers of attorney are incorporated herein by reference to Post-Effective Amendment No. 31 to the Registration Statement on Form N-4, File No. 333-83362, filed on April 27, 2011. Power of attorney for Larry R. Madge is included as Exhibit 15(a)(i).

EXHIBIT INDEX

(10)(a)	Consent of Independent Registered Public Accounting Firm

(10)(b)	Representation of Counsel pursuant to Rule 485(b)

(15)(a)(i)	Power of Attorney for Larry R. Madge